Guarantor (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Guarantor Consolidating Balance Sheet
Condensed Consolidating Balance Sheet

	December 31, 2018
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Intercompany Elimination	Consolidated
(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$3	$340	$252	$73	$—	$668
Accounts receivable	—	—	107	62	—	169
Intercompany receivable	6	—	4	—	(10)	—
Inventories	—	—	316	64	—	380
Prepaid expenses and other current assets	31	1	47	5	(8)	76
Total current assets	40	341	726	204	(18)	1,293
Property, plant and equipment, net of accumulated depreciation	—	—	1,410	1,020	—	2,430
Investment in and advances from subsidiaries	1,263	1,694	173	1,533	(4,663)	—
Other long-term assets	—	1	231	45	—	277
Total assets	$1,303	$2,036	$2,540	$2,802	$(4,681)	$4,000
LIABILITIES AND PARTNERS' CAPITAL
Current liabilities:
Note payable and capital lease obligations	$—	$—	$3	$—	$—	$3
Accounts payable	1	—	291	29	(1)	320
Intercompany payables	—	—	—	10	(10)	—
Other current liabilities	6	7	62	105	(7)	173
Total current liabilities	7	7	356	144	(18)	496
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	—	496	42	629	—	1,167
Investment and advances from subsidiaries	—	—	106	—	(106)	—
Deferred income taxes	7	—	—	373	—	380
Other long-term liabilities	3	—	7	4	—	14
Total long-term liabilities	10	496	155	1,006	(106)	1,561
Commitments and contingencies
Equity:
Total CVR stockholders’ equity	1,286	1,533	2,029	995	(4,557)	1,286
Noncontrolling interest	—	—	—	657	—	657
Total equity	1,286	1,533	2,029	1,652	(4,557)	1,943
Total liabilities and equity	$1,303	$2,036	$2,540	$2,802	$(4,681)	$4,000

Condensed Consolidating Balance Sheet

	December 31, 2017
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Intercompany Elimination	Consolidated
(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$4	$163	$261	$54	$—	$482
Accounts receivable	—	—	169	10	—	179
Intercompany receivables	9	—	8	—	(17)	—
Inventories	—	—	316	53	—	369
Prepaid expenses and other current assets	13	1	23	18	(7)	48
Total current assets	26	164	777	135	(24)	1,078
Property, plant and equipment, net of accumulated depreciation	—	—	1,498	1,075	—	2,573
Investment in and advances from subsidiaries	998	1,743	189	1,404	(4,334)	—
Other long-term assets	1	1	252	48	—	302
Total assets	$1,025	$1,908	$2,716	$2,662	$(4,358)	$3,953
LIABILITIES AND PARTNERS' CAPITAL
Current liabilities:
Note payable and capital lease obligations	$—	$—	$2	$—	$—	$2
Accounts payable	1	—	310	24	(1)	334
Intercompany payables	—	—	—	17	(17)	—
Other current liabilities	12	5	151	46	(6)	208
Total current liabilities	13	5	463	87	(24)	544
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	—	496	42	626	—	1,164
Investment and advances from subsidiaries	—	—	230	—	(230)	—
Deferred income taxes	24	—	—	389	—	413
Other long-term liabilities	—	—	4	5	—	9
Total long-term liabilities	24	496	276	1,020	(230)	1,586
Commitments and contingencies
Equity:
Total CVR stockholders’ equity	988	1,407	1,977	720	(4,104)	988
Noncontrolling interest	—	—	—	835	—	835
Total equity	988	1,407	1,977	1,555	(4,104)	1,823
Total liabilities and equity	$1,025	$1,908	$2,716	$2,662	$(4,358)	$3,953

Guarantor Consolidated Statement of Operations
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2018
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Intercompany Eliminations	Consolidated
(in millions)
Net sales	$—	$—	$6,779	$351	$(6)	$7,124
Operating costs and expenses:
Cost of materials and other	—	—	5,601	88	(6)	5,683
Direct operating expenses	—	—	358	159	—	517
Depreciation and amortization	—	—	191	72	—	263
Cost of sales	—	—	6,150	319	(6)	6,463
Selling, general and administrative expenses	17	1	60	34	—	112
Depreciation and amortization	—	—	8	3	—	11
Loss on asset disposals	—	—	5	1	—	6
Operating income (loss)	(17)	(1)	556	(6)	—	532
Other income (expense):
Interest expense, net	—	(32)	(7)	(63)	—	(102)
Other income, net	—	—	9	6	—	15
Income (loss) from subsidiaries	273	558	(46)	524	(1,309)	—
Income (loss) before income taxes	256	525	512	461	(1,309)	445
Income tax expense (benefit)	(3)	—	—	82	—	79
Net income (loss)	259	525	512	379	(1,309)	366
Less: Net income attributable to noncontrolling interest	—	—	—	107	—	107
Net income (loss) attributable to CVR Energy stockholders	$259	$525	$512	$272	$(1,309)	$259

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2017
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Intercompany Elimination	Consolidated
(in millions)
Net sales	$—	$—	$5,665	$331	$(8)	$5,988
Operating costs and expenses:
Cost of materials and other	—	—	4,876	85	(8)	4,953
Direct operating expenses	—	—	359	157	—	516
Depreciation and amortization	—	—	173	74	—	247
Cost of sales	—	—	5,408	316	(8)	5,716
Selling, general and administrative expenses	15	1	14	83	—	113
Depreciation and amortization	—	—	8	3	—	11
Loss on asset disposals	—	—	3	—	—	3
Operating income (loss)	(15)	(1)	232	(71)	—	145
Other income (expense):
Interest expense, net	—	(34)	(11)	(64)	—	(109)
Other income, net	—	—	1	1	—	2
Income (loss) from subsidiaries	272	222	(88)	186	(592)	—
Income (loss) before income taxes	257	187	134	52	(592)	38
Income tax benefit	(6)	—	—	(214)	—	(220)
Net income (loss)	263	187	134	266	(592)	258
Less: Net loss attributable to noncontrolling interest	—	—	—	(5)	—	(5)
Net income (loss) attributable to CVR Energy stockholders	$263	$187	$134	$271	$(592)	$263

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2016
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Intercompany Elimination	Consolidated
(in millions)
Net sales	$—	$—	$4,432	$356	$(6)	$4,782
Operating costs and expenses:
Cost of materials and other	—	—	3,779	93	(5)	3,867
Direct operating expenses	—	—	354	149	—	503
Depreciation and amortization	—	—	162	58	—	220
Cost of sales	—	—	4,295	300	(5)	4,590
Selling, general and administrative expenses	12	1	15	82	—	110
Depreciation and amortization	—	—	6	3	—	9
Loss on asset disposals	—	—	—	1	—	1
Operating income (loss)	(12)	(1)	116	(30)	(1)	72
Other income (expense):
Interest expense, net	—	(32)	(2)	(49)	—	(83)
Other income, net	5	—	—	(3)	—	2
Income (loss) from subsidiaries	27	105	(64)	79	(147)	—
Income (loss) before income taxes	20	72	50	(3)	(148)	(9)
Income tax benefit	(5)	—	—	(14)	—	(19)
Net income (loss)	25	72	50	11	(148)	10
Less: Net loss attributable to noncontrolling interest	—	—	—	(15)	—	(15)
Net income (loss) attributable to CVR Energy stockholders	$25	$72	$50	$26	$(148)	$25

Guarantor Consolidated Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2018
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Intercompany Elimination	Consolidated
(in millions)
Net cash provided by (used in) operating activities	37	(31)	695	(74)	1	628

Cash flows from investing activities:
Capital expenditures	(3)	—	(79)	(20)	—	(102)
Turnaround expenditures	—	—	(8)	—	—	(8)
Investment in affiliates, net of return of investment	203	630	679	432	(1,944)	—
Other investing activities	—	—	—	2	—	2
Net cash provided by (used in) investing activities	200	630	592	414	(1,944)	(108)

Cash flows from financing activities:
CVR Energy shareholder dividends	(238)	—	—	—	—	(238)
CVR Refining unitholder distributions	—	—	(93)	—	—	(93)
Distributions or intercompany advances to other CVR Energy subsidiaries	—	(422)	(1,202)	(319)	1,943	—
Other financing activities	—	—	(1)	(2)	—	(3)
Net cash provided by (used in) financing activities	(238)	(422)	(1,296)	(321)	1,943	(334)
Net increase (decrease) in cash and cash equivalents	(1)	177	(9)	19	—	186
Cash and cash equivalents, beginning of period	4	163	261	54	—	482
Cash and cash equivalents, end of period	$3	$340	$252	$73	$—	$668

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2017
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Intercompany Elimination	Consolidated
(in millions)
Net cash provided by (used in) operating activities	(29)	(32)	392	(73)	(10)	248

Cash flows from investing activities:
Capital expenditures	(4)	—	(101)	(15)	—	(120)
Turnaround expenditures	—	—	(80)	—	—	(80)
Investment in affiliates, net of return of investment	206	1,083	73	198	(1,636)	(76)
Net cash provided by (used in) investing activities	202	1,083	(108)	183	(1,636)	(276)

Cash flows from financing activities:
CVR Energy dividends	(174)	—	—	—	—	(174)
CVR Refining unitholder distributions	—	—	(47)	—	—	(47)
CVR Partners unitholder distributions	—	—	—	(2)	—	(2)
Distributions or intercompany advances to other CVR Energy subsidiaries	—	(1,190)	(338)	(118)	1,646	—
Other financing activities	—	—	(2)	(1)	—	(3)
Net cash provided by (used in) financing activities	(174)	(1,190)	(387)	(121)	1,646	(226)
Net decrease in cash and cash equivalents	(1)	(139)	(103)	(11)	—	(254)
Cash and cash equivalents, beginning of period	5	302	364	65	—	736
Cash and cash equivalents, end of period	$4	$163	$261	$54	$—	$482

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2016
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Intercompany Elimination	Consolidated
(in millions)
Net cash provided by (used in) operating activities	(30)	(26)	444	(38)	(13)	337

Cash flows from investing activities:
Capital expenditures	(10)	—	(100)	(23)	—	(133)
Turnaround expenditures	—	—	(70)	—	—	(70)
Acquisition of CVR Nitrogen, net of cash acquired	—	—	—	(64)	—	(64)
Investment in affiliates, net of return of investment	215	227	(155)	278	(570)	(5)
Other investing activities	—	—	3	(2)	—	1
Net cash provided by (used in) investing activities	205	227	(322)	189	(570)	(271)

Cash flows from financing activities:
Proceeds on issuance of 2023 Notes, net of original issue discount	—	—	—	629	—	629
Principal and premium payments on 2021 Notes	—	—	—	(322)	—	(322)
Payments of revolving debt	—	—	—	(49)	—	(49)
Principal payments on CRNF credit facility	—	—	—	(125)	—	(125)
CVR Energy shareholder dividends	(174)	—	—	—	—	(174)
CVR Partners unitholder distributions	—	—	—	(42)	—	(42)
Distributions or intercompany advances to other CVR Energy subsidiaries	—	(69)	(280)	(234)	583	—
Other financing activities	(11)	—	(1)	—	—	(12)
Net cash provided by (used in) financing activities	(185)	(69)	(281)	(143)	583	(95)
Net increase (decrease) in cash and cash equivalents	(10)	132	(159)	8	—	(29)
Cash and cash equivalents, beginning of period	15	170	523	57	—	765
Cash and cash equivalents, end of period	$5	$302	$364	$65	$—	$736